SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Accounts receivable	¥ 13,679	$ 1,983	¥ 11,961
Unsatisfied performance obligation	¥ 0		5,403
Deferred revenue			¥ 5,403